Balance Sheets - Scienture Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 114,210	$ 1,123,878	$ 604,813
Accounts receivable		66,414
Other receivables	485	485	485
Total Current Assets	114,695	1,190,777	605,298
Operating lease, right of use asset	61,579	64,091
Total Assets	176,274	1,254,868	605,298
Current Liabilities:
Accounts payable	884,581	107,175	393,676
Accrued expenses and other liabilities	1,198,822	332,211	83,494
Convertible notes		3,665,220	2,950,000
Operating lease liability	22,567	21,404
Total Current Liabilities	2,105,970	4,126,010	3,427,170
Long-term convertible debt, net of debt discount	1,734,661	1,625,117
Operating lease liability, non current	39,319	42,893
Development agreement liability	1,285,000
Total Liabilities	5,164,950	5,794,020	3,427,170
Commitments and contingencies (Refer Note 8)
Stockholders’ Deficit:
Preferred stock, $.0001 par value, 2,400,000 authorized, issued and outstanding	337	240	240
Common stock, $0.0001 par value, 10,000,000 authorized, 5,000,000 issued and outstanding	500	500	500
Additional paid-in capital	10,835,257	6,849,064	6,325,355
Accumulated deficit	(15,824,770)	(11,388,956)	(9,147,967)
Total stockholders’ deficit	(4,988,676)	(4,539,152)	(2,821,872)
Total Liabilities and Stockholders’ Deficit	$ 176,274	$ 1,254,868	$ 605,298